Property and Equipment (Details 1) (USD $)	12 Months Ended		50 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Property and Equipment (Textual)
Depreciation and amortization expense	$ 1,312	$ 982	$ 3,848